Intangible Assets - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Intangible assets recorded related to acquisitions		$ 69,242	$ 21,451
Intangible assets recorded related to business combinations		129,036	1,516
Amortization expense on intangible assets		252,202	$ 253,751	$ 265,477
Acceleration of amortization expense due to revision of useful lives				22,123
Change in basic and diluted EPS	$ 0.18
Intangible assets, discount rate			8.60%
Impairment loss		324,145	$ 27,545	38,597
Unpaid capital expenditure purchased		$ 4,123
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Impairment loss			59,894	18,710
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Impairment loss				344
Software Development Cancelled [Member]
Finite Lived Intangible Assets [Line Items]
Impairment loss				1,661
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Impairment loss			$ 42,981
Assets Acquisition [Member]
Finite Lived Intangible Assets [Line Items]
Impairment loss				$ 29,342